Interest expense and finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense and finance costs
Interest incurred - debt	$ 10,780,248	$ 17,070,112	$ 16,430,031
Interest incurred - finance leases	13,419,326	5,667,420	1,889,609
Amortization of deferred finance fees	2,023,279	2,400,621	2,536,402
Write-off of deferred finance fees in relation to refinancing	536,901	2,267,455	524,123
Interest expense and finance costs	$ 26,759,754	$ 27,405,608	$ 21,380,165